Asset Retirement Obligaion (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Asset retirement obligation
Asset retirement obligation - beginning balance	$ 143,402		$ 128,709
Additional liabilities accrued	5,578		2,105
Revisions in estimated cash outflows	22,588	[1]	5,888
Disposition of assets	(2,674)		(1,323)
Accretion expense	10,713	[2]	8,023
Asset retirement obligation - ending balance	179,607		143,402
Divestiture transaction
Asset retirement obligation
Revisions in estimated cash outflows	14,900
Accretion expense	$ 200

[1]	In 2012, included $14.9 million as a result of changes in expected settlement dates related to the Divestiture Transaction.
[2]	In 2012, included $0.2 million of incremental accretion related to the Divestiture Transaction.